EMPLOYEE BENEFITS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	R$ 3,572,869	R$ 3,584,243
Return on plan assets (less interest income)	(62,338)	135,210	R$ 138,489
Fair value of plan assets at the end of the year	3,713,099	3,572,869	3,584,243
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Fair value of plan assets at the beginning of the year	(3,572,869)	(3,584,244)	(3,766,193)
Consolidation of CSN Cimentos Brasil		(63,292)
Interest income	(401,054)	(369,488)	(238,534)
Benefits Paid	324,750	310,471	283,393
Participant contributions made in the year	(1,404)	(1,382)	(1,398)
Employer contributions made in the year	(184)	(144)
Return on plan assets (less interest income)	(62,338)	135,210	138,488
Fair value of plan assets at the end of the year	R$ (3,713,099)	R$ (3,572,869)	R$ (3,584,244)